8. LOSS PER SHARE - Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic and Diluted [Abstract]
NET LOSS	$ (20,752,795)	$ (163,456)
Net income (loss) per share:
Net income (loss) per share - basic and diluted	$ (0.06)	$ 0.00
Weighted average common shares outstanding - basic and diluted	356,066,667	335,000,000